Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	MANAGERS AMG FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001089951
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Skyline Special Equities Portfolio (Prospectus Summary) | Skyline Special Equities Portfolio | Skyline Special Equities Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SKSEX
GW&K Municipal Bond Fund (Prospectus Summary) | GW&K Municipal Bond Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWMTX
GW&K Municipal Bond Fund (Prospectus Summary) | GW&K Municipal Bond Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWMSX
GW&K Municipal Bond Fund (Prospectus Summary) | GW&K Municipal Bond Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWMIX
GW & K Small Cap Equity Fund (Prospectus Summary) | GW & K Small Cap Equity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWETX
GW & K Small Cap Equity Fund (Prospectus Summary) | GW & K Small Cap Equity Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWESX
GW & K Small Cap Equity Fund (Prospectus Summary) | GW & K Small Cap Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWEIX
GW & K Municipal Enhanced Yield Fund (Prospectus Summary) | GW & K Municipal Enhanced Yield Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWMNX
GW & K Municipal Enhanced Yield Fund (Prospectus Summary) | GW & K Municipal Enhanced Yield Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWMRX
GW & K Municipal Enhanced Yield Fund (Prospectus Summary) | GW & K Municipal Enhanced Yield Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWMEX
Renaissance Large Cap Growth Fund (Prospectus Summary) | Renaissance Large Cap Growth Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRLTX
Renaissance Large Cap Growth Fund (Prospectus Summary) | Renaissance Large Cap Growth Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSLX
Renaissance Large Cap Growth Fund (Prospectus Summary) | Renaissance Large Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRLIX
Managers AMG Funds - TimesSquare Small Cap Growth Fund (Prospectus Summary) | Managers AMG Funds - TimesSquare Small Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSCIX
Managers AMG Funds - TimesSquare Small Cap Growth Fund (Prospectus Summary) | Managers AMG Funds - TimesSquare Small Cap Growth Fund | Premier Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSCPX
Managers AMG Funds - TimesSquare Mid Cap Growth Fund (Prospectus Summary) | Managers AMG Funds - TimesSquare Mid Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMDIX
Managers AMG Funds - TimesSquare Mid Cap Growth Fund (Prospectus Summary) | Managers AMG Funds - TimesSquare Mid Cap Growth Fund | Premier Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMDPX